Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Basis of Presentation

The following unaudited interim consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Accordingly, such interim financial statements do not include all the information and footnotes required by accounting principles generally accepted in the United States (“GAAP”) for complete annual financial statements. The information furnished reflects all adjustments, consisting only of normal recurring items which are, in the opinion of management, necessary in order to make the financial statements not misleading. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year. The consolidated balance sheet as of December 31, 2023 has been derived from the Company’s annual financial statements that were audited by our independent registered public accounting firm but does not include all of the information and footnotes required for complete annual financial statements. These financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto which are included in our Annual Report on Form 10-K for the year ended December 31, 2023 filed with the SEC on April 1, 2024 for a broader discussion of our business and the risks inherent in such business.

Advances to Suppliers and Related Party

In the normal course of business, the Company may advance payments to its suppliers, including of Bacolod Blue Star Export Corp. (“Bacolod”), a related party based in the Philippines. These advances are in the form of prepayments for products that will ship within a short window of time. In the event that it becomes necessary for the Company to return products or adjust for quality issues, the Company is issued a credit by the vendor in the normal course of business and these credits are also reflected against future shipments.

As of September 30, 2024, and December 31, 2023, the balance due from the related party for future shipments was approximately $1,300,000. No new purchases have been made from Bacolod since November 2020. There was no cost of revenue related to inventories purchased from Bacolod recorded for the nine months ended September 30, 2024 and 2023.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (ASC) 606, Revenue from Contracts with Customers, as such, we record revenue when our customer obtains control of the promised goods or services in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. The Company’s source of revenue is purchasing blue and red swimming crab meat primarily from our largest supplier in Miami and distributing it in the United States and Canada under several brand names such as Blue Star, Oceanica, Pacifika, Crab & Go, First Choice, Good Stuff and Coastal Pride Fresh, steelhead salmon and rainbow trout fingerlings produced by TOBC under the brand name Little Cedar Farms for distribution in Canada and purchasing raw materials for packaged seafood and other inventory under AFVFL. The Company sells primarily to food service distributors. The Company also sells its products to wholesalers, retail establishments and seafood distributors.

To determine revenue recognition for the arrangements that the Company determines are within the scope of Topic 606, the Company performs the following five steps: (1) identify the contract(s) with a customer by receipt of purchase orders and confirmations sent by the Company which includes a required line of credit approval process, (2) identify the performance obligations in the contract which includes shipment of goods to the customer FOB shipping point or destination, (3) determine the transaction price which initiates with the purchase order received from the customer and confirmation sent by the Company and will include discounts and allowances by customer if any, (4) allocate the transaction price to the performance obligations in the contract which is the shipment of the goods to the customer and transaction price determined in step 3 above and (5) recognize revenue when (or as) the entity satisfies a performance obligation which is when the Company transfers control of the goods to the customers by shipment or delivery of the products.

The Company elected an accounting policy to treat shipping and handling activities as fulfillment activities. Consideration payable to a customer is recorded as a reduction of the arrangement’s transaction price, thereby reducing the amount of revenue recognized, unless the payment is for distinct goods or services received from the customer.

Accounts Receivable

Accounts receivable consist of unsecured obligations due from customers under normal trade terms, usually net 30 days. The Company grants credit to its customers based on the Company’s evaluation of a particular customer’s credit worthiness.

Allowances for credit losses are maintained for potential credit losses based on the age of the accounts receivable and the results of the Company’s periodic credit evaluations of its customers’ financial condition. Receivables are written off as uncollectible and deducted from the allowance for doubtful accounts after collection efforts have been deemed to be unsuccessful. Subsequent recoveries are netted against the allowance for credit losses. The Company generally does not charge interest on receivables.

Receivables are net of estimated allowances for doubtful accounts and sales return, allowances and discounts. They are stated at estimated net realizable value. As of September 30, 2024, the Company recorded allowances for sales returns, allowances and discounts of $66,160 and refund liability of $42,317. There was no allowance for bad debt recorded for the nine months ended September 30, 2024. As of December 31, 2023, the Company recorded sales return, allowances and discounts of $31,064 and refund liability of $189,975. There was no allowance for bad debt recorded for the year ended December 31, 2023.

Inventories

Substantially all of the Company’s inventory consists of packaged crab meat located at a public cold storage facility and merchandise in transit from suppliers. The Company also has eggs and fish in process inventory from TOBC and raw materials for packaged seafood and other inventory from AFVFL. The cost of inventory is primarily determined using the specific identification method for crab meat and raw materials for packaged seafood inventory. Fish in process inventory is measured based on the estimated biomass of fish on hand. The Company has established a standard procedure to estimate the biomass of fish on hand using counting and sampling techniques. Inventory is valued at the lower of cost or net realizable value, cost being determined using the first-in, first-out method for crab meat and raw materials for packaged seafood inventory and using various estimates and assumptions in regard to the calculation of the biomass, including expected yield, market value of the biomass, and estimated costs of completion.

Merchandise is purchased cost and freight shipping point and becomes the Company’s asset and liability upon leaving the suppliers’ warehouse. The Company periodically reviews the value of items in inventory and records an allowance to reduce the carrying value of inventory to the lower of cost or net realizable value based on its assessment of market conditions, inventory turnover and current stock levels. For the nine months ended September 30, 2024, the Company recorded an inventory allowance of $714,900. For the year ended December 31, 2023, the Company recorded an inventory allowance in the amount of $176,000 which was charged to cost of goods sold.

The Company’s inventory as of September 30, 2024 and December 31, 2023 consists of:

	September 30, 2024	December 31, 2023

Inventory purchased for resale	$2,154,578	$1,708,311
Feeds and eggs processed	71,494	102,373
Raw materials for packaged seafood	313,563	-
Packaged seafood inventory	654,224	-
Inventory other	63,097	-
In-transit inventory	-	973,837
Less: Inventory allowance	(890,900)	(176,000)
Inventory, net	$2,366,056	$2,608,521

Inventory other is comprised of packaged inventory involving other protein items such as poultry, beef and pork.

Lease Accounting

The Company accounts for its leases under ASC 842, Leases, which requires all leases to be reported on the balance sheet as right-of-use assets and lease obligations. The Company elected the practical expedients permitted under the transition guidance that retained the lease classification and initial direct costs for any leases that existed prior to adoption of the standard.

The Company categorizes leases with contractual terms longer than twelve months as either operating or finance. Finance leases are generally those leases that would allow the Company to substantially utilize or pay for the entire asset over its estimated life. Assets acquired under finance leases are recorded in property and equipment, net. All other leases are categorized as operating leases. The Company did not have any finance leases as of September 30, 2024. The Company’s leases generally have terms that range from three years for equipment and six to seven years for real property. The Company elected the accounting policy to include both the lease and non-lease components of its agreements as a single component and accounts for them as a lease.

Lease liabilities are recognized at the present value of the fixed lease payments using a discount rate based on similarly secured borrowings available to us. Lease assets are recognized based on the initial present value of the fixed lease payments, reduced by landlord incentives, plus any direct costs from executing the lease. Lease assets are tested for impairment in the same manner as long-lived assets used in operations. Leasehold improvements are capitalized at cost and amortized over the lesser of their expected useful life or the lease term.

When we have the option to extend the lease term, terminate the lease before the contractual expiration date, or purchase the leased asset, and it is reasonably certain that we will exercise the option, we consider these options in determining the classification and measurement of the lease. Costs associated with operating lease assets are recognized on a straight-line basis within operating expenses over the term of the lease.

The table below presents the lease-related assets and liabilities recorded on the balance sheet as of September 30, 2024.

September 30, 2024
Assets
Operating lease assets	$97,286

Liabilities
Current
Operating lease liabilities	$36,915
Noncurrent
Operating lease liabilities	$60,371

Supplemental cash flow information related to leases were as follows:

Nine Months Ended September 30, 2024

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$27,728
ROU assets recognized in exchange for lease obligations:
Operating leases	$-

The table below presents the remaining lease term and discount rates for operating leases.

September 30, 2024
Weighted-average remaining lease term
Operating leases	2.50 years
Weighted-average discount rate
Operating leases	7.3%

Maturities of lease liabilities as of September 30, 2024 were as follows:

Operating Leases

2024 (three months remaining)	10,984
2025	43,934
2026	43,934
2027	10,983
Total lease payments	109,835
Less: amount of lease payments representing interest	(12,549)
Present value of future minimum lease payments	$97,286
Less: current obligations under leases	$(36,915)
Non-current obligations	$60,371

Long-lived Assets

Management reviews long-lived assets, including finite-lived intangible assets, for indicators of impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Cash flows expected to be generated by the related assets are estimated over the asset’s useful life on an undiscounted basis. If the evaluation indicates that the carrying value of the asset may not be recoverable, the potential impairment is measured using fair value. Fair value estimates are completed using a discounted cash flow analysis. Impairment losses for assets to be disposed of, if any, are based on the estimated proceeds to be received, less costs of disposal. No impairment was recognized for the nine months ended September 30, 2024 and for the year ended December 31, 2023.

Foreign Currency Exchange Rates Risk

The Company manages its exposure to fluctuations in foreign currency exchange rates through its normal operating activities. Its primary focus is to monitor exposure to, and manage, the economic foreign currency exchange risks faced by, its operations and realized when the Company exchanges one currency for another. The Company’s operations primarily utilize the U.S. dollar and Canadian dollar as its functional currencies. Movements in foreign currency exchange rates affect its financial statements.

Fair Value Measurements and Financial Instruments

Fair value is defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and is measured using inputs in one of the following three categories:

Level 1 measurements are based on unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level 2 measurements are based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or market data other than quoted prices that are observable for the assets or liabilities.

Level 3 measurements are based on unobservable data that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.

Our financial instruments include cash, accounts receivable, accounts payable, accrued expenses, debt obligations, derivative liabilities and warrant liabilities. We believe the carrying values of our cash, accounts receivable, accounts payable, and accrued expenses approximate their fair values because they are short term in nature or payable on demand. The derivative liability is the embedded conversion feature on the 2023 Lind convertible note. All derivatives and warrant liabilities are recorded at fair value. The change in fair value for derivatives and warrants liabilities is recognized in earnings. The Company’s derivative and warrant liabilities are measured at fair value on a recurring basis using the Black Scholes Pricing model as of September 30, 2024 and December 31, 2023. There were no financial assets and liabilities that were measured at fair value on a recurring basis under Levels 1 and 2.

	Level 3 Fair Value
	As of September 30, 2024	As of December 31, 2023
Liabilities
Derivative liability on convertible debt	$231,629	$1,047,049
Warrant liability	-	1,574
Total	$231,629	$1,048,623

The table below presents the change in the fair value of the derivative liability convertible debt and warrant liability during the nine months ended September 30, 2024:

Derivative liability balance, January 1, 2024	$1,047,049
Issuance of derivative liability during the period	-
Settlement of derivative liability	(1,027,674)
Change in fair value of derivative liability during the period	212,254
Derivative liability balance, September 30, 2024	$231,629

Warrant liability balance, January 1, 2024	$1,574
Issuance of warrant liability during the period	-
Change in fair value of warrant liability during the period	(1,574)
Warrant liability balance, September 30, 2024	$-

The fair market value of all derivatives and warrant liability as of December 31, 2023 was determined using the Black-Scholes option pricing model which used the following assumptions:

Stock price	$7.00
Expected dividend yield	0.00%
Expected stock price volatility	45.51% - 150.46%
Risk-free interest rate	3.81% - 4.91%
Expected term	1.42 – 5.00 years

The fair market value of all derivatives and warrant liability as of September 30, 2024 was determined using the Black-Scholes option pricing model which used the following assumptions:

Stock price	$0.53
Expected dividend yield	0.00%
Expected stock price volatility	38.90% - 199.16%
Risk-free interest rate	3.58% - 4.38%
Expected term	0.67 – 4.33years

Recent Accounting Pronouncements

There are various updates recently issued to the accounting literature and these are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

Note 2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements of the Company were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, Keeler & Co, Inc. a wholly owned subsidiary, Coastal Pride Seafood, LLC (“Coastal Pride”), a wholly owned subsidiary of Keeler & Co., Inc. and Taste of BC Aquafarms, Inc. (“TOBC”), a wholly owned subsidiary. All intercompany balances and transactions have been eliminated in consolidation.

Goodwill and Other Intangible Assets

The Company accounts for business combinations under the acquisition method of accounting in accordance with ASC 805, “Business Combinations,” where the total purchase price is allocated to the tangible and identified intangible assets acquired and liabilities assumed based on their estimated fair values. The purchase price is allocated using the information currently available, and may be adjusted, up to one year from acquisition date, after obtaining more information regarding, among other things, asset valuations, liabilities assumed, and revisions to preliminary estimates. The purchase price in excess of the fair value of the tangible and identified intangible assets acquired less liabilities assumed is recognized as goodwill.

The Company reviews its goodwill for impairment annually or whenever events or circumstances indicate that the carrying amount of the asset exceeds its fair value and may not be recoverable. No impairment was recognized for the year ended December 31, 2023. An impairment of $1,244,309 related to Coastal Pride and TOBC was recognized for the year ended December 31, 2022.

Long-lived Assets

Management reviews long-lived assets, including finite-lived intangible assets, for indicators of impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Cash flows expected to be generated by the related assets are estimated over the asset’s useful life on an undiscounted basis. If the evaluation indicates that the carrying value of the asset may not be recoverable, the potential impairment is measured using fair value. Fair value estimates are completed using a discounted cash flow analysis. Impairment losses for assets to be disposed of, if any, are based on the estimated proceeds to be received, less costs of disposal. No impairment was recognized for the year ended December 31, 2023. An impairment loss on customer relationships, trademarks, non-compete agreements and fixed assets of $1,595,677, $1,006,185, $78,116 and $1,873,619, respectively, related to Coastal Pride and TOBC was recognized for the year ended December 31, 2022.

Cash and Cash Equivalents

The Company maintains cash balances with financial institutions in excess of Federal Deposit Insurance Company (“FDIC”) insured limits. The Company has not experienced any losses on such accounts and believes it does not have a significant exposure.

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. As of December 31, 2023 and 2022, the Company had no cash equivalents.

The Company considers any cash balance in the lender designated cash collateral account as restricted cash. All cash proceeds must be deposited into the cash collateral account, and will be cleared and applied to the line of credit. The Company has no access to this account, and the purpose of the funds is restricted to repayment of the line of credit.

Accounts Receivable

Accounts receivable consist of unsecured obligations due from customers under normal trade terms, usually net 30 days. The Company grants credit to its customers based on the Company’s evaluation of a particular customer’s credit worthiness.

Allowances for doubtful accounts are maintained for potential credit losses based on the age of the accounts receivable and the results of the Company’s periodic credit evaluations of its customers’ financial condition. Receivables are written off as uncollectible and deducted from the allowance for doubtful accounts after collection efforts have been deemed to be unsuccessful. Subsequent recoveries are netted against the provision for doubtful accounts expense. The Company generally does not charge interest on receivables.

Receivables are net of estimated allowances for doubtful accounts and sales return, allowances and discounts. They are stated at estimated net realizable value. As of December 31, 2023, and 2022, the Company recorded sales return, allowances, discounts and refund liability of approximately $265,700 and $94,000, respectively. There was no allowance for bad debt recorded during the years ended December 31, 2023 and 2022.

Inventories

Substantially all of the Company’s inventory consists of packaged crab meat located at a public cold storage facility and merchandise in transit from suppliers. The Company also has eggs and fish in process inventory from TOBC. The cost of inventory is primarily determined using the specific identification method for crab meat. Fish in process inventory is measured based on the estimated biomass of fish on hand. The Company has established a standard procedure to estimate the biomass of fish on hand using counting and sampling techniques. Inventory is valued at the lower of cost or net realizable value, cost being determined using the first-in, first-out method for crab meat and using various estimates and assumptions in regard to the calculation of the biomass, including expected yield, market value of the biomass, and estimated costs of completion.

Merchandise is purchased cost and freight shipping point and becomes the Company’s asset and liability upon leaving the suppliers’ warehouse.

The Company periodically reviews the value of items in inventory and records an allowance to reduce the carrying value of inventory to the lower of cost or net realizable value based on its assessment of market conditions, inventory turnover and current stock levels. Inventory write-downs are charged to cost of goods sold. The Company recorded an inventory allowance of $176,000 for the year ended December 31, 2023.

The Company’s inventory as of December 31, 2023 and December 31, 2022 consists of:

	December 31, 2023	December 31, 2022

Inventory purchased for resale	$1,708,311	$3,052,518
Feeds and eggs processed	102,373	156,984
In-transit inventory	973,837	1,598,650
Less: Inventory allowance	(176,000)	-
Inventory, net	$2,608,521	$4,808,152

Advances to Suppliers and Related Party

In the normal course of business, the Company may advance payments to its suppliers, including Bacolod, a related party. These advances are in the form of prepayments for products that will ship within a short window of time. In the event that it becomes necessary for the Company to return products or adjust for quality issues, the Company is issued a credit by the vendor in the normal course of business and these credits are also reflected against future shipments.

As of December 31, 2023, and December 31, 2022, the balance due from Bacolod for future shipments was approximately $1,300,000. No new purchases have been made from Bacolod since November 2020. There was no cost of revenue related to inventories purchased from Bacolod recorded for the years ended December 31, 2023 and 2022.

Fixed Assets

Fixed assets are stated at cost less accumulated depreciation and are being depreciated using the straight-line method over the estimated useful life of the asset as follows:

RAS System	10 years
Furniture and fixtures	7 to 10 years
Computer equipment	5 years
Warehouse and refrigeration equipment	10 years
Leasehold improvements	7 years
Automobile	5 years
Trade show booth	7 years

The RAS system is comprised of tanks, plumbing, pumps, controls, hatchery, tools and other equipment all working together for the TOBC facility.

Leasehold improvements are amortized using the straight-line method over the shorter of the expected life of the improvement or the remaining lease term.

The Company capitalizes expenditures for major improvements and additions and expenses those items which do not improve or extend the useful life of the fixed assets.

The Company reviews fixed assets for recoverability if events or changes in circumstances indicate the assets may be impaired. No impairment was recorded related to fixed assets as of December 31, 2023. For the year ended December 31, 2022, an impairment was recorded related to Coastal Pride and TOBC’s fixed assets of $1,873,619.

Other Comprehensive (loss) Income

The Company reports its comprehensive (loss) income in accordance with ASC 220, Comprehensive Income, which establishes standards for reporting and presenting comprehensive (loss) income and its components in a full set of financial statements. Other comprehensive (loss) income consists of net income (loss) and cumulative foreign currency translation adjustments.

Foreign Currency Translation

The Company manages its exposure to fluctuations in foreign currency exchange rates through its normal operating activities. Its primary focus is to monitor exposure to, and manage, the economic foreign currency exchange risks faced by, its operations and realized when the Company exchanges one currency for another. The Company’s operations primarily utilize the U.S. dollar and Canadian dollar as its functional currencies. Movements in foreign currency exchange rates affect its financial statements.

The assets and liabilities held by TOBC have a functional currency other than the U.S. Dollar. The TOBC results were translated into U.S. Dollars at exchange rates in effect at the end of each reporting period. TOBC’s revenue and expenses were translated into U.S. Dollars at the average rates that prevailed during the period. The rate used in the financial statements for TOBC as presented for December 31, 2023 was 0.74 Canadian Dollars to U.S. Dollars and for December 31, 2022 was 0.80 Canadian Dollars to U.S. Dollars. The resulting net translation gains and losses are reported as foreign currency translation adjustments in stockholders’ equity as a component of comprehensive (loss) income. The Company recorded foreign currency translation adjustment of approximately $55,900 and $60,100 for the years ended December 31, 2023 and December 31, 2022, respectively.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (ASC) 606, Revenue from Contracts with Customers, as such, we record revenue when our customer obtains control of the promised goods or services in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. The Company’s source of revenue is from importing blue and red swimming crab meat primarily from Mexico, Indonesia, the Philippines and China and distributing it in the United States and Canada under several brand names such as Blue Star, Oceanica, Pacifika, Crab & Go, First Choice, Good Stuff and Coastal Pride Fresh and steelhead salmon and rainbow trout fingerlings produced by TOBC under the brand name Little Cedar Farms for distribution in Canada. We sell primarily to food service distributors. The Company also sells its products to wholesalers, retail establishments and seafood distributors.

To determine revenue recognition for the arrangements that the Company determines are within the scope of Topic 606, the Company performs the following five steps: (1) identify the contract(s) with a customer by receipt of purchase orders and confirmations sent by the Company which includes a required line of credit approval process, (2) identify the performance obligations in the contract which includes shipment of goods to the customer at FOB shipping point or destination, (3) determine the transaction price which initiates with the purchase order received from the customer and confirmation sent by the Company and will include discounts and allowances by customer if any, (4) allocate the transaction price to the performance obligations in the contract which is the shipment of the goods to the customer and transaction price determined in step 3 above and (5) recognize revenue when (or as) the entity satisfies a performance obligation which is when the Company transfers control of the goods to the customers by shipment or delivery of the products.

The Company elected an accounting policy to treat shipping and handling activities as fulfillment activities. Consideration payable to a customer is recorded as a reduction of the arrangement’s transaction price, thereby reducing the amount of revenue recognized, unless the payment is for distinct goods or services received from the customer.

Deferred Income

The Company recognizes deferred income for advance payments received from customers for which sales have not yet occurred.

Lease Accounting

The Company accounts for its leases under ASC 842, Leases, which requires all leases to be reported on the balance sheet as right-of-use assets and lease obligations. The Company elected the practical expedients permitted under the transition guidance that retained the lease classification and initial direct costs for any leases that existed prior to adoption of the standard.

The Company categorizes leases with contractual terms longer than twelve months as either operating or finance. Finance leases are generally those leases that would allow the Company to substantially utilize or pay for the entire asset over its estimated life. Assets acquired under finance leases are recorded in property and equipment, net. All other leases are categorized as operating leases. The Company did not have any finance leases as of December 31, 2023. The Company’s leases generally have terms that range from three years for equipment and six to seven years for real property. The Company elected the accounting policy to include both the lease and non-lease components of its agreements as a single component and accounts for them as a lease.

Lease liabilities are recognized at the present value of the fixed lease payments using a discount rate based on similarly secured borrowings available to us. Lease assets are recognized based on the initial present value of the fixed lease payments, reduced by landlord incentives, plus any direct costs from executing the leases. Lease assets are tested for impairment in the same manner as long-lived assets used in operations. Leasehold improvements are capitalized at cost and amortized over the lesser of their expected useful life or the lease term.

When the Company has the option to extend the lease term, terminate the lease before the contractual expiration date, or purchase the leased asset, and it is reasonably certain that the Company will exercise the option, it considers these options in determining the classification and measurement of the lease. Costs associated with operating lease assets are recognized on a straight-line basis within operating expenses over the term of the lease.

The table below presents the lease-related assets and liabilities recorded on the balance sheet as of December 31, 2023.

December 31, 2023
Assets
Operating lease assets	$125,014

Liabilities
Current	$35,428
Operating lease liabilities
Noncurrent
Operating lease liabilities	$89,586

Supplemental cash flow information related to leases were as follows:

Year Ended December 31, 2023
Cash used in operating activities:
Operating leases	$72,526
ROU assets recognized in exchange for lease obligations:
Operating leases	$-

The table below presents the remaining lease term and discount rates for operating leases.

December 31, 2023
Weighted-average remaining lease term
Operating leases	3.25 years
Weighted-average discount rate
Operating leases	7.3%

Maturities of lease liabilities as of December 31, 2023, were as follows:

Operating Leases

2024	$44,456
2025	44,456
2026	44,456
2027	11,117
2028	-
Total lease payments	$144,485
Less: amount of lease payments representing interest	(19,471)
Present value of future minimum lease payments	$125,014
Less: current obligations under leases	$(35,428)
Non-current obligations	$89,586

Advertising

The Company expenses the costs of advertising as incurred. Advertising expenses which are included in Other Operating Expenses were approximately $4,500 and $5,400, for the years ended December 31, 2023 and 2022, respectively.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Customer Concentration

The Company had sixteen customers which accounted for approximately 52% of revenue during the year ended December 31, 2023. Two customers accounted for 22% of revenue during the year ended December 31, 2023.

The Company had nine customers which accounted for approximately 59% of revenue during the year ended December 31, 2022. One customer accounted for 36% of revenue during the year ended December 31, 2022.

The loss of any major customer could have a material adverse impact on the Company’s results of operations, cash flows and financial position.

Supplier Concentration

The Company had four major suppliers located in the United States, Canada and China which accounted for approximately 82% of the Company’s total purchases during the year ended December 31, 2023. The Company’s largest supplier is located in Miami and accounted for 35% of the Company’s total purchases in the year ended December 31, 2023.

The Company had five major suppliers located in the United States, Indonesia, Vietnam and China which accounted for approximately 76% of the Company’s total purchases during the year ended December 31, 2022. The Company’s largest supplier is located in Indonesia and accounted for 29% of the Company’s total purchases in the year ended December 31, 2022.

The loss of any major supplier could have a material adverse impact on the Company’s results of operations, cash flows and financial position.

Fair Value Measurements and Financial Instruments

Fair value is defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and is measured using inputs in one of the following three categories:

Level 1 measurements are based on unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level 2 measurements are based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or market data other than quoted prices that are observable for the assets or liabilities.

Level 3 measurements are based on unobservable data that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.

The Company’s financial instruments include cash, accounts receivable, accounts payable, accrued expenses, debt obligations, derivative liabilities and warrant liabilities. The Company believes the carrying values of cash, accounts receivable, accounts payable and accrued expenses approximate their fair values because they are short term in nature or payable on demand. The derivative liability is the embedded conversion feature on the 2023 Lind convertible note. All derivatives and warrant liabilities are recorded at fair value. The change in fair value for derivatives and warrants liabilities is recognized in earnings. The Company’s derivative and warrant liabilities are measured at fair value on a recurring basis as of December 31, 2023. The Company does not have any assets or liabilities that are required to be measured at fair value on a recurring basis as of December 31, 2022.

	December 31, 2023
		Fair Value Measurement using Fair Value Hierarchy
	Fair Value	Level 1	Level 2	Level 3
Liabilities
Derivative liability on convertible debt	$1,047,049	$-	$-	$1,047,049
Warrant liability	1,574	-	-	1,574
Total	$1,048,623	$-	$-	$1,048,623

The table below presents the change in the fair value of the derivative liability convertible debt and warrant liability for the year ended December 31, 2023:

Derivative liability balance, January 1, 2023	-
Issuance of derivative liability during the period	383,672
Change in derivative liability during the period	663,377
Derivative liability balance, December 31, 2023	$1,047,049

Warrant liability balance, January 1, 2023	-
Issuance of warrant liability during the period	5,032,025
Settlement of warrant liability	(1,869,986)
Change in warrant liability during the period	(3,160,465)
Warrant liability balance, December 31, 2023	$1,574

Earnings or Loss per Share

The Company accounts for earnings per share pursuant to ASC 260, Earnings per Share, which requires disclosure on the financial statements of “basic” and “diluted” earnings (loss) per share. Basic earnings (loss) per share are computed by dividing net income (loss) by the weighted average number of common shares outstanding for the year. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus common stock equivalents (if dilutive) related to stock options, warrants and convertible notes for each year. For the years ended December 31, 2023 and 2022, the following common stock equivalents were excluded from the calculation of diluted earnings per share as their impact would be anti-dilutive due to the Company’s net loss.

	Year ended December 31, 2023	Year ended December 31, 2022

Options	$316,540	$223,076
Warrants	730,944	120,675
Convertible Notes	11,708,483	-
Total	$12,755,967	$343,751

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation-Stock Compensation”. ASC 718 requires companies to measure the cost of services received in exchange for an award of equity instruments, including stock options, based on the grant-date fair value of the award and to recognize it as compensation expense over the period the individual is required to provide service in exchange for the award, usually the vesting period. The Company accounts for forfeitures as they occur.

Related Parties

The Company accounts for related party transactions in accordance with ASC 850 (“Related Party Disclosures”). A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

As of December 31, 2023, and 2022, there was approximately $83,000 and $67,000, respectively, in interest paid to related parties notes payable.

Income Taxes

The Company accounts for income taxes utilizing the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes, using enacted statutory tax rates in effect for the year in which the differences are expected to reverse. The effects of future changes in tax laws or rates are not included in the measurement. Income tax expense is the total of the current year income tax due and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company’s policy is to recognize interest and penalties on uncertain tax positions in “Income tax expense” in the Consolidated Statements of Operations. There were no amounts related to interest and penalties recognized for the years ended December 31, 2023 or 2022.

Recent Accounting Pronouncements

ASU 2016-13 Financial Instruments – Credit Losses (Topic 326)

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires entities to use a forward-looking, expected loss model to estimate credit losses. It also requires entities to consider additional disclosures related to credit quality of trade and other receivables, including information related to management’s estimate of credit allowances. ASU 2016-13 was further amended in November 2018 by ASU 2018-19, Codification Improvements to Topic 236, Financial Instrument-Credit Losses. For public business entities that are Securities and Exchange Commission filers excluding smaller reporting companies, the amendments are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other public business entities, the amendments are effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. On October 16, 2019, FASB voted to delay implementation of ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326) - Measurement of Credit Losses on Financial Instruments.” For all other entities, the amendments are now effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. On November 15, 2019, FASB issued an Accounting Standard Update No. 2019-10 to amend the implementation date to fiscal year beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company adopted this ASU related to its trade receivables on January 1, 2023 and determined there was no material impact from the adoption of the ASU on the Company’s consolidated financial statements.